SHAREHOLDERS’ EQUITY (Tables)	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021
Schedule of Shares issued and outstanding

	Subordinate Voting Shares	Super Voting Shares	MM CAN USA Class B Redeemable Units	MM Enterprises USA Common Units
Balance as of June 26, 2021	726,866,374	-	95,212,601	725,016

Shares Issued for Cash, Net of Fees	406,249,973	-	-	-
Shares Issued to Settle Debt and Accrued Interest	20,833,333	-	-	-
Shares Issued to Settle Accounts Payable and Liabilities	4,280,848	-	-	-
Redemption of MedMen Corp Redeemable Shares	4,138,883	-	(4,138,883)	-
Shares Issued for Vested Restricted Stock Units and Cashless Exercise of Options	10,757,840	-	-	-
Shares Issued for Exercise of Warrants	8,807,605	-	-	-
Shares Issued for Conversion of Debt	16,014,665	-	-	-
Stock Grants for Compensation	2,169,771	-	-	-

Balance as of December 25, 2021	1,200,119,292	-	91,073,718	725,016

Schedule of VIE

	Venice Caregivers Foundation, Inc.	LAX Fund II Group, LLC	Natures Cure, Inc.	TOTAL
Current Assets	$1,520	$1,006	$18,001	$20,527
Non-Current Assets	11,886	3,433	5,012	20,331

Total Assets	$13,406	$4,439	$23,013	$40,858

Current Liabilities	$8,681	$13,611	$3,662	$25,954
Non-Current Liabilities	9,481	2,413	1,146	13,040

Total Liabilities	$18,162	$16,024	$4,808	$38,994

Non-Controlling Interest	$(4,756)	$(11,585)	$18,205	$1,864

Revenues	$4,816	$-	$8,816	$13,632
Net (Loss) Income Attributable to Non-Controlling Interest	$(608)	$(2,206)	$3,911	$1,097

As of the year ended June 26, 2021, the balances of the VIEs consists of the following:

	Venice Caregivers Foundation, Inc.	LAX Fund II Group, LLC	Natures Cure, Inc.	TOTAL
Current Assets	$1,366	$501	$13,261	$15,128
Non-Current Assets	12,596	2,865	4,958	20,419

Total Assets	$13,962	$3,366	$18,219	$35,547

Current Liabilities	$8,761	$10,302	$2,778	$21,841
Non-Current Liabilities	9,350	2,442	1,146	12,938

Total Liabilities	$18,111	$12,744	$3,924	$34,779

Non-Controlling Interest	$(4,149)	$(9,378)	$14,295	$768

Revenues	$2,246	$-	$3,439	$5,685
Net (Loss) Income Attributable to Non-Controlling Interest	$(886)	$(764)	$1,103	$(547)

Schedule of other non-controlling interest

	Venice Caregivers Foundation, Inc.	LAX Fund II Group, LLC	Natures Cure, Inc.	Other Non- Controlling Interests	TOTAL
Balance as of June 26, 2021	$(4,149)	$(9,379)	$14,294	$(446,160)	$(445,394)

Net (Loss) Income	(607)	(2,206)	3,911	(7,708)	(6,610)

Redemption of MedMen Corp Redeemable Shares	-	-	-	(1,522)	(1,522)

Balance as of December 25, 2021	$(4,756)	$(11,585)	$18,205	$(455,390)	$(453,526)

Medmen Enterprises Inc. [Member]
Schedule of Shares issued and outstanding

	Subordinate Voting Shares	Super Voting Shares	MM CAN USA Class B Redeemable Units	MM Enterprises USA Common Units

Balance as of June 29, 2019	173,010,922	1,630,590	319,193,215	725,016

Cancellation of Super Voting Shares	-	(815,295)	-	-
At-the-Market Equity Financing Program, Net	9,789,300	-	-	-
Shares Issued for Cash	61,596,792	-	-	-
Shares Issued to Settle Debt and Accrued Interest	6,801,790	-	-	-
Shares Issued to Settle Accounts Payable and Liabilities	24,116,461	-	-	-
Shares Issued to Settle Contingent Consideration	13,737,444	-	-	-
Asset Acquisitions	7,373,034	-	-	-
Redemption of MedMen Corp Redeemable Shares	83,119,182	-	(83,119,182)	-
Shares Issued for Vested Restricted Stock Units	329,548	-	-	-
Shares Issued for Other Assets	13,479,589	-	-	-
Shares Issued for Acquisition Costs	765,876	-	-	-
Shares Issued for Business Acquisition	5,112,263	-	-	-
Stock Grants for Compensation	4,675,017	-	49,818	-

Balance as of June 27, 2020	403,907,218	815,295	236,123,851	725,016

Cancellation of Super Voting Shares	-	(815,295)	-	-
Shares Issued for Cash	89,050,000	-	-	-
Shares Issued to Settle Debt and Accrued Interest	4,305,148	-	-	-
Shares Issued to Settle Accounts Payable and Liabilities	17,872,181	-	-	-
Redemption of MedMen Corp Redeemable Shares	175,140,972	-	(175,140,972)	-
Shares Issued for Vested Restricted Stock Units	11,658,293	-	-	-
Shares Issued for Exercise of Warrants	8,807,605	-	34,229,722	-
Shares Issued for Conversion of Debt	16,014,663	-	-	-
Stock Grants for Compensation	110,294	-	-	-

Balance as of June 26, 2021	726,866,374	-	95,212,601	725,016

Schedule of other non-controlling interest

	Venice Caregivers Foundation, Inc.	LAX Fund II Group, LLC	Natures Cure, Inc.	Other Non- Controlling Interests	TOTAL

Balance as of June 27, 2020	$(5,925,185)	$(6,070,327)	$6,779,627	$(331,561,812)	$(336,777,697)

Net Income (Loss)	1,776,677	(3,308,795)	7,514,101	(39,434,217)	(33,452,234)

Deferred Tax Impact on Conversion Feature	-	-	-	(1,210,052)	(1,210,052)
Equity Component on Debt and Debt Modification	-	-	-	4,055,133	4,055,133
Redemption of MedMen Corp Redeemable Shares	-	-	-	(78,008,749)	(78,008,749)

Balance as of June 26, 2021	$(4,148,508)	$(9,379,122)	$14,293,728	$(446,159,697)	$(445,393,599)

The net change in the consolidated VIEs and other non-controlling interest are as follows for the year ended June 27, 2020:

	Venice Caregivers Foundation, Inc.	LAX Fund II Group, LLC	Natures Cure, Inc.	Other Non- Controlling Interests	TOTAL

Balance as of June 29, 2019	$207,343	$(2,293,248)	$3,636,190	$(33,417,690)	$(31,867,405)

Net Income (Loss)	(6,132,528)	(3,777,079)	3,143,437	(272,499,888)	(279,266,058)

Cash Distributions from Non-Controlling Members	-	-	-	(310,633)	(310,633)
Stock Grants for Compensation	-	-	-	35,157	35,157
Equity Component on Debt and Debt Modification	-	-	-	5,331,969	5,331,969
Redemption of MedMen Corp Redeemable Shares	-	-	-	(32,192,800)	(32,192,800)
Share-Based Compensation	-	-	-	1,492,073	1,492,073

Balance as of June 27, 2020	$(5,925,185)	$(6,070,327)	$6,779,627	$(331,561,812)	$(336,777,697)

Schedule of VIE

	Venice Caregivers Foundation, Inc.	LAX Fund II Group, LLC	Natures Cure, Inc.	TOTAL

Current Assets	$1,365,867	$500,648	$13,260,675	$15,127,190
Non-Current Assets	12,596,223	2,864,806	4,957,685	20,418,714

Total Assets	$13,962,090	$3,365,454	$18,218,360	$35,545,904

Current Liabilities	$8,760,561	$10,302,246	$2,778,312	$21,841,119
Non-Current Liabilities	9,350,037	2,442,330	1,146,320	12,938,687

Total Liabilities	$18,110,598	$12,744,576	$3,924,632	$34,779,806

Non-Controlling Interest	$(4,148,508)	$(9,379,122)	$14,293,728	$766,098

Revenues	$9,247,506	$-	$14,620,618	$23,868,124
Net (Loss) Income Attributable to Non-Controlling Interest	$1,776,677	$(3,308,795)	$7,514,101	$5,981,983

As of and for the year ended June 27, 2020, the balances of the VIEs consists of the following:

	Venice Caregivers Foundation, Inc.	LAX Fund II Group, LLC	Natures Cure, Inc.	TOTAL

Current Assets	$1,233,188	$811,025	$6,639,231	$8,683,444
Non-Current Assets	16,867,824	3,259,563	5,032,428	25,159,815

Total Assets	$18,101,012	$4,070,588	$11,671,659	$33,843,259

Current Liabilities	$12,831,161	$7,481,953	$3,745,710	$24,058,824
Non-Current Liabilities	11,196,585	2,662,078	1,146,322	15,004,985

Total Liabilities	$24,027,746	$10,144,031	$4,892,032	$39,063,809

Non-Controlling Interest	$(5,926,734)	$(6,073,443)	$6,779,627	$(5,220,550)

Revenues	$10,949,458	$-	$13,976,810	$24,926,268
Net (Loss) Income Attributable to Non-Controlling Interest	$(6,132,528)	$(3,777,079)	$3,143,437	$(6,766,170)